INCOME TAXES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2020	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax benefit		$ 1,716	$ (213)	$ 131,037	$ 55,250	$ 54,977	$ 113,415
Operating loss carryforwards						$ 10,200,000
Income tax rate						21.00%	21.00%
Tax benefit		$ (1,716)	$ 213	$ (131,037)	$ (55,250)	$ (54,977)	$ (113,415)
Unrecognized tax benefits						0	0
Changes in unrecognized tax benefits						0	0
UNITED STATES
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax benefit
Operating loss carryforwards						10,183,947
Tax benefit
AUSTRALIA
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax benefit						0	$ 0
Operating loss carryforwards						$ 26,482,912
Income tax rate						25.00%	26.00%
Tax benefit						$ 0	$ 0
AUSTRALIA | Expire In Two Thousand Twenty Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating loss carryforwards						7,200,000
AUSTRALIA | Not Expire [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating loss carryforwards						$ 3,000,000.0
Cares Act [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income Tax Examination, Description	The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021.